Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Segment Reporting Information
The operating information by reportable segment is as follows (in thousands):

	Year ended
	December 31,
	2018	2017	2016
Operating revenue
Carolinas/Richmond	$79,271	$74,158	$66,270
Chicago/Minneapolis	67,551	64,706	84,028
Cincinnati/Columbus/Indianapolis	17,929	18,762	17,612
Dallas	19,756	15,104	12,966
Florida	64,486	59,526	99,733
Houston	64,968	59,957	59,582
Lehigh/Central PA	156,629	163,026	141,046
Philadelphia	44,387	45,504	41,838
Southern California	30,939	13,856	11,019
United Kingdom	17,193	13,917	13,376
Other	124,742	142,764	186,580
Segment-level operating revenue	687,851	671,280	734,050

Reconciliation to total operating revenues
Development service fee income (1)	73,224	82,673	12,941
Discontinued operations	(90,985)	(117,346)	(95,123)
Other	(130)	(140)	(283)
Total operating revenue	$669,960	$636,467	$651,585

Net operating income
Carolinas/Richmond	$58,722	$54,652	$47,872
Chicago/Minneapolis	41,945	40,346	47,289
Cincinnati/Columbus/Indianapolis	11,860	13,011	12,064
Dallas	12,914	9,367	8,281
Florida	45,467	41,195	65,273
Houston	38,416	33,034	33,715
Lehigh/Central PA	115,232	120,292	103,645
Philadelphia	37,349	36,353	33,481
Southern California	24,492	10,238	7,100
United Kingdom	15,999	13,744	11,369
Other	86,543	94,277	123,040
Segment-level net operating income	488,939	466,509	493,129

Reconciliation to income from continuing operations
Interest expense (2)	(95,442)	(91,096)	(115,077)
Loss on debt extinguishment	—	(49)	(27,099)
Development service fee income	73,224	82,673	12,941
Development service fee expense	(134,825)	(85,805)	(12,165)
Depreciation/amortization expense (2) (3)	(129,048)	(132,613)	(152,556)
Impairment - real estate assets (2)	(39,688)	(10,632)	(3,879)
Gain on property dispositions	81,514	100,387	219,270
Equity in earnings of unconsolidated joint ventures	21,382	17,155	21,970
General and administrative expense (2)	(53,834)	(55,919)	(63,181)
Other operating expenses	(11,994)	(6,167)	(5,017)
Discontinued operations excluding gain on property dispositions	(40,658)	(39,728)	(36,734)
Income taxes (3)	(4,701)	(240)	47
Other (4)	(6,083)	(8,736)	(2,238)
Income from continuing operations	$148,786	$235,739	$329,411
(1) Prior to the fourth quarter of 2016, development service fee income had been classified as other income and development service fee expense had been classified as general and administrative expense. See Note 2.
(2) Includes activity in discontinued operations.
(3) Excludes costs which are included in determining segment-level net operating income.
(4) Includes severance activity in segment-level net operating income.

Schedule of Depreciation and Amortization
The amount of depreciation and amortization expense related to tenant improvement and lease transaction costs within each reporting segment for the net operating income calculation is as follows (in thousands):

	Year ended
	December 31,
	2018	2017	2016
Carolinas/Richmond	$5,445	$5,205	$4,944
Chicago/Minneapolis	4,912	4,393	5,858
Cincinnati/Columbus/Indianapolis	941	699	805
Dallas	1,593	1,154	862
Florida	4,050	4,174	6,605
Houston	4,898	5,155	4,713
Lehigh/Central PA	13,121	14,475	12,262
Philadelphia	2,626	2,797	2,706
Southern California	850	612	367
United Kingdom	384	340	259
Other	7,205	10,273	13,154
Depreciation and amortization of tenant improvement and lease transaction costs	$46,025	$49,277	$52,535

Schedule of Revenue from External Customers by Products and Services

The Company's operating revenue by product type and by reportable segment for the years ended December 31, 2018, 2017 and 2016 is as follows (in thousands):

	Year Ended
	December 31, 2018			December 31, 2017			December 31, 2016
	Industrial	Office	Total	Industrial	Office	Total	Industrial	Office	Total
Carolinas/Richmond	$79,271	$—	$79,271	$74,158	$—	$74,158	$66,270	$—	$66,270
Chicago/Minneapolis	63,393	4,158	67,551	60,826	3,880	64,706	65,007	19,021	84,028
Cincinnati/Columbus/Indianapolis	17,929	—	17,929	18,762	—	18,762	17,612	—	17,612
Dallas	19,756	—	19,756	15,104	—	15,104	12,966	—	12,966
Florida	61,878	2,608	64,486	56,923	2,603	59,526	66,028	33,705	99,733
Houston	64,968	—	64,968	58,606	1,351	59,957	58,370	1,212	59,582
Lehigh/Central PA	156,629	—	156,629	163,026	—	163,026	138,766	2,280	141,046
Philadelphia	11,923	32,464	44,387	11,914	33,590	45,504	12,842	28,996	41,838
Southern California	30,939	—	30,939	13,856	—	13,856	11,019	—	11,019
United Kingdom	13,601	3,592	17,193	10,369	3,548	13,917	10,775	2,601	13,376
Other	72,076	52,666	124,742	63,660	79,104	142,764	69,613	116,967	186,580
	$592,363	$95,488	687,851	$547,204	$124,076	671,280	$529,268	$204,782	734,050
Reconciliation to total operating revenue
Development service fee income			73,224			82,673			12,941
Discontinued operations			(90,985)			(117,346)			(95,123)
Corporate other			(130)			(140)			(283)
Total operating revenue			$669,960			$636,467			$651,585

Reconciliation of Assets from Segment to Consolidated
The Company's total assets by reportable segment as of December 31, 2018 and 2017 is as follows (in thousands):

	As of December 31,
	2018	2017
Carolinas/Richmond	$525,041	$543,922
Chicago/Minneapolis	591,792	615,186
Cincinnati/Columbus/Indianapolis	131,400	135,523
Dallas	261,538	191,320
Florida	547,232	533,861
Houston	568,756	498,584
Lehigh/Central PA	1,210,220	1,210,746
Philadelphia	624,373	665,843
Southern California	660,688	362,122
United Kingdom	463,162	251,824
Other	1,153,518	1,359,816
Segment-level total assets	6,737,720	6,368,747
Corporate Other	196,674	71,010
Total assets	$6,934,394	$6,439,757

Schedule of Long-Lived Assets, by Geographical Areas
The Company's real estate assets by reportable segment as of December 31, 2018 and 2017 is as follows (in thousands):

	As of December 31,
	2018	2017
Carolinas/Richmond	$495,149	$491,916
Chicago/Minneapolis	524,850	535,939
Cincinnati/Columbus/Indianapolis	125,859	128,377
Dallas	248,809	180,548
Florida	492,797	483,355
Houston	509,100	456,675
Lehigh/Central PA	1,151,148	1,121,115
Philadelphia	76,673	74,514
Southern California	633,450	343,520
United Kingdom	324,000	169,562
Other	869,245	715,099
Total real estate assets	$5,451,080	$4,700,620

Schedule of Expenditures on Long-Lived Assets
The Company incurred the following costs related to its long-lived assets for the years ended December 31, 2018, 2017 and 2016 (in thousands):

	Year Ended December 31,
	2018	2017	2016
Costs incurred on long-lived assets
Carolinas/Richmond	$22,220	$31,958	$51,647
Chicago/Minneapolis	3,326	14,246	29,317
Cincinnati/Columbus/Indianapolis	2,491	14,942	1,878
Dallas	75,199	34,166	24,116
Florida	41,967	23,832	38,312
Houston	77,323	17,522	25,831
Lehigh/Central PA	63,926	89,304	176,386
Philadelphia	3,326	30,685	57,691
Southern California	298,580	183,842	5,599
United Kingdom	165,276	10,501	11,492
Other	167,904	181,040	80,731
Total costs incurred on long-lived assets	$921,538	$632,038	$503,000